Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Indexperts Gorilla Aggressive Growth ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Gorilla Aggressive Growth ETF
Class Name	Indexperts Gorilla Aggressive Growth ETF
Trading Symbol	RILA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Indexperts Gorilla Aggressive Growth ETF for the period December 31, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RILA. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/RILA
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RILA	$46[1]	0.50%[2]

[1]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
[2]	Annualized.

Expenses Paid, Amount	$ 46	[1]
Expense Ratio, Percent	0.50%	[2]
Expenses Short Period Footnote [Text Block]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the period December 31, 2024 (commencement of operations) to October 31, 2025, the Fund returned 19.45%.The Fund outperformed its benchmark, the S&P 500 Index, which returned 17.52% for the same period. The Fund also outperformed the S&P 500 Pure Growth TR Index, which returned 15.84% for the same period.

What Factors Influenced Performance

The Fund’s performance was impacted by a number of factors including size, sector and style.

Size

Top 2 Deciles contributed 15.2%, while bottom 8 detracted 0.48%

Sector

Technology contributed over 70% of the portfolio’s return Consumer Cyclicals detracted 1.34% from overall performance

Style

Top quintile growth stocks contributed over 70% of the portfolio’s return The bottom 2 quintiles combined to contribute only 0.20%

The Fund’s performance was also influenced by strong exposure to fast-growing AI and technology buildout. Strong performance of the size factor played well into the Fund’s portfolio weighting schema, which is heavily geared to large-cap and tilted by cap weight.

Top Contributors

PLTR	Palantir Technologies

AVGO	Broadcom Inc

NVDA	NVIDIA Corporation

UBER	Uber Technologies

MSFT	Microsoft Corporation

Top Detractors

DECK	Decker’s Outdoor Corporation

LULU	lululemon athletica inc.

NOW	ServiceNow, Inc.

CMG	Chipotle Mexican Grill, Inc.

GPN	Global Payments Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not refect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From December 31, 2024 (commencement of operations)

through October 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	3 Month	6 Month	Since Inception
RILA	6.30%	20.31%	19.45%
S&P 500 Index	8.23%	23.60%	17.52%
S&P 500 Pure Growth TR Index	1.66%	21.65%	15.84%

No Deduction of Taxes [Text Block]	The graph and table do not refect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/RILA for more recent performance information.
Net Assets	$ 41,630,407
Holdings Count | Holdings	172
Advisory Fees Paid, Amount	$ 117,505
Investment Company, Portfolio Turnover	24.72%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
Net Assets	$41,630,407
Number of Holdings	172
Net Advisory Fee	$117,505
Portfolio Turnover Rate	24.72%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Broadcom Inc	4.9%
NVIDIA Corp	4.8%
Tesla Inc	4.2%
Oracle Corp	3.9%
Palantir Technologies Inc	3.5%
Amazon.com Inc	3.5%
Netflix Inc	3.4%
Amphenol Corp	3.2%
Eli Lilly & Co	3.2%
Meta Platforms Inc	3.0%

Indexperts Quality Earnings Focused ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Quality Earnings Focused ETF
Class Name	Indexperts Quality Earnings Focused ETF
Trading Symbol	QIDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Indexperts Quality Earnings Focused ETF for the period December 31, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/QIDX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/QIDX
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QIDX	$43[1]	0.50%[2]

[1]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
[2]	Annualized.

Expenses Paid, Amount	$ 43	[3]
Expense Ratio, Percent	0.50%	[4]
Expenses Short Period Footnote [Text Block]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the period December 31, 2024 (commencement of operations) to October 31, 2025, the Fund returned 7.86%. The Fund underperformed its benchmark, the S&P 500 Index, which returned 17.52% for the same period.

What Factors Influenced Performance

The Fund’s performance was impacted by a number of factors including size, sector and style.

Size

Top quintile contributed over 60% of portfolio’s overall performance Quintile 4 was the biggest detractor, but it was still accretive, adding 0.60%

Sector

Technology contributed over 55% of the portfolio’s return Business Services detracted 1.04% (about 20%) from overall performance

Style

The top 2 quintiles of growth stocks contributed 6.29% (roughly 60% of the portfolio’s return)

The bottom 2 quintiles combined to contribute positively, but only 1.66% (about 16% of overall performance)

The dominance of the size factor, market appetite for high beta stocks (stocks with higher-than-average volatility as compared to the market),and limited market breadth also influenced the Fund’s performance.

Top Contributors

KLAC	KLA Corporation

ANET	Arista Networks

GOOGL	Alphabet Inc., Class A

CAT	Caterpillar Inc.

COR	Cencora, Inc.

Top Detractors

DECK	Decker’s Outdoor Corporation

HRL	Hormel Foods Corporation

ADBE	Adobe Inc.

LULU	lululemon athletica inc.

PMTS	CPI Card Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From December 31, 2024 (commencement of operations)

through October 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	3 Month	6 Month	Since Inception
QIDX	2.20%	7.90%	7.86%
S&P 500 Index	8.23%	23.60%	17.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/QIDX for more recent performance information.
Net Assets	$ 34,705,727
Holdings Count | Holdings	134
Advisory Fees Paid, Amount	$ 107,718
Investment Company, Portfolio Turnover	22.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
Net Assets	$34,705,727
Number of Holdings	134
Net Advisory Fee	$107,718
Portfolio Turnover Rate	22.21%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Arista Networks Inc	3.7%
Thermo Fisher Scientific Inc	3.0%
Alphabet Inc	2.8%
HEICO Corp	2.6%
NRG Energy Inc	2.2%
Apple Inc	2.1%
AECOM	2.0%
Cisco Systems Inc	1.9%
T-Mobile US Inc	1.9%
Cencora Inc	1.8%

Indexperts Yield Focused Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Yield Focused Fixed Income ETF
Class Name	Indexperts Yield Focused Fixed Income ETF
Trading Symbol	YFFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Indexperts Yield Focused Fixed Income ETF for the period December 31, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/YFFI. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/YFFI
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YFFI	$43¹	0.50%²

¹	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
²	Annualized.

Expenses Paid, Amount	$ 43	[5]
Expense Ratio, Percent	0.50%	[6]
Expenses Short Period Footnote [Text Block]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the period December 31, 2024 (commencement of operations) to October 31, 2025, the Fund returned 5.65%.The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 6.80% for the same period.The Fund also underperformed the Bloomberg BAA US Corporate Index, which returned 7.35% for the same period.

What Factors Influenced Performance

Key Factors

Intermediate-term bond yields fell at a steeper pace than long-term bond yields over the course of 2025, given market expectations of further Federal Reserve policy rate cuts.

Performance of individual holdings were unique to each specific issue, with top contributor Goldman Sachs falling under the "long-term" category. Conversely, 4 of the 5 top detractors by price return were short to intermediate-term maturities.

Securities

Top Contributors
38143YAC7	Goldman Sachs
773903AE9	Rockwell Intl
404119AJ8	HCA Inc
377372AE7	Glaxosmithkline
053332BH4	Autozone Inc

Top Detractors
743862AA2	Provident Companies
149123BR1	Caterpillar Inc
744573AS5	Public Service Ente
961548AV6	Westvaco Corp
92857TAH0	Vodaphone Group Plc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From December 31, 2024 (commencement of operations)

through October 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	3 Month	6 Month	Since Inception
YFFI	2.94%	5.01%	5.65%
Bloomberg US Aggregate Bond Index	2.94%	3.50%	6.80%
Bloomberg BAA US Corporate Index	2.90%	5.26%	7.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/YFFI for more recent performance information.
Net Assets	$ 21,108,536
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 69,498
Investment Company, Portfolio Turnover	3.87%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
Net Assets	$21,108,536
Number of Holdings	79
Net Advisory Fee	$69,498
Portfolio Turnover Rate	3.87%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
American Express Co	2.4%
Prudential Financial Inc	2.3%
Boston Scientific Corp	2.3%
General Electric Co	2.2%
Goldman Sachs Group Inc/The	2.2%
Owens Corning	2.2%
Halliburton Co	2.0%
Walt Disney Co/The	2.0%
Morgan Stanley	2.0%
Consolidated Edison Co of New York Inc	2.0%

[1]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
[2]	Annualized.
[3]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
[4]	Annualized.
[5]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
[6]	Annualized.